Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Changes in Allowance for Credit Losses

The following table presents changes in the allowance for credit losses for the year ended December 31, 2025:

Balance - December 31, 2024	$24,210
Change in provision for credit losses	17,131
Balance - December 31, 2025	$41,341

Schedule of Basic and Diluted Net Loss Per Share

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Year Ended December 31,
	2025	2024
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(22,492,075)	$(31,095,029)

Denominator:
Weighted average shares—basic and diluted	3,782,998	445,817
Net loss per share attributable to common shareholders—basic and diluted	$(5.95)	$(69.75)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2025	2024
Options	12,553	2,566
RSUs	413,902	34,078
Public warrant shares	23,000	23,000
GEM warrant shares	1,657	1,657
Common warrant shares	736,000	452,761
Placement agent warrant shares	71,827	10,490
Pre-funded warrants	—	—
Total	1,258,940	524,552